CONTRACT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2025
Contract Liabilities
SCHEDULE OF CONTRACT LIABILITIES

	As of March 31,
	2024	2025
	USD	USD
Beginning balance	102,563	836,911
Additions as a result of billings in advance of performance obligation under contracts	836,911	-
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(102,563)	(836,911)
Ending balance	836,911	-
Information about contract liabilities:
Revenue recognized that was included in contract liabilities as of April 1, 2023 and 2024	102,563	836,911